Consideration payable	12 Months Ended
Jun. 30, 2022
Consideration payable
Consideration payable

14.Consideration payable

As described in Note 20(a), consideration in the amount of $13,269 was payable as part of the acquisition of Star2Star on March 31, 2021. The fair value of consideration payable as of June 30, 2022 in the amount of $6,017 (June 30, 2021 – $9,102 and July 1, 2020 – $nil) was determined using an effective tax rate of 26.22% (June 30, 2021 – 24.56% and July 1, 2020 – nil) and a discount rate of 4.9% (June 30, 2021 – 4.9% and July 1, 2020 – nil). The fair value of the consideration payable is dependent upon the Company’s share price, foreign exchange rates and Company’s ability to utilize the underlying tax losses as they become available in each reporting period. During the year ended June 30, 2022, the Company made payments of $1,421 (June 30, 2021 and July 1, 2020 – $nil, respectively), recognized accretion expense of $684 (June 30, 2021 and July 1, 2020 - $nil, respectively), and recognized a gain on change in fair value of $2,349 (June 30, 2021 - $4,167 and July 1, 2020 - $nil).

As described in Note 20(c), additional consideration in the amount of $6,543 was payable as part of the acquisition of NetFortris Corporation. The fair value of consideration payable as of June 30, 2022 in the amount of $6,751 (June 30, 2021 and July 1, 2020 - $nil, respectively) was determined using a discount rate of 13.0% (June 30, 2021 and July 1, 2020 - nil, respectively). The fair value of the consideration payable is dependent upon the Company’s ability to meet certain operating targets as specified in the acquisition agreement. During the year ended June 30, 2022, the Company made payments of $nil (June 30, 2021 and July 1, 2020 - $nil, respectively), recognized accretion expense of $114 (June 30, 2021 and July 1, 2020 - $nil, respectively), and recognized a loss on change in fair value of $95 (June 30, 2021 and July 1, 2020 - $nil, respectively).

The balance of consideration payable as at June 30, 2022 is summarized below:

$
Opening balance, July 1, 2020	—
Additions through business combination (Note 20)	13,269
Gain on change in fair value	(4,167)
Ending balance, June 30, 2021	9,102
Additions through business combination (Note 20)	6,543
Payments	(1,421)
Accretion value of earn out (Note 4)	798
Gain on change in fair value	(2,254)
Ending balance, June 30, 2022	12,768

Consideration payable - Current	8,986
Consideration payable - Non-current	3,782
12,768